AIRCRAFT AND ENGINES HELD FOR LEASE AND LEASE RENTAL - Future payments received (Details)	Dec. 31, 2020 USD ($)
Minimum future annual lease rentals contracted to be received
2021	$ 22,819,000
2022	11,045,000
2023	2,022,000
Total	$ 35,886,000